Loan and lease operations (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operations
Financial income	R$ 901	R$ 742	R$ 645
Variable payments	7	10	40
Total	R$ 908	R$ 752	R$ 685